Investment in securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	$ 696,835	$ 7,855
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(7,922)	(137)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,295,961	1,753,448
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(156,795)	(165,166)
Available-for-sale securities with unrealized losses, Total fair value	1,992,796	1,761,303
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(164,717)	(165,303)
Held-to-maturity securities with unrealized losses, Less than 12 months, Fair Value	36,713	0
Held-to-maturity securities with unrealized losses, Less than 12 months, Gross unrealized losses	(476)	0
Held-to-maturity securities with unrealized losses, 12 months or more, Fair value	2,634,326	2,976,709
Held-to-maturity securities with unrealized losses, 12 months or more, Gross unrealized losses	(568,774)	(484,388)
Held-to-maturity securities with unrealized losses, Total fair value	2,671,039	2,976,709
Held-to-maturity securities with unrealized losses, Total gross unrealized losses	(569,250)	(484,388)
US government and federal agencies
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	696,835	7,855
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(7,922)	(137)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,187,094	1,486,104
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(154,751)	(158,738)
Available-for-sale securities with unrealized losses, Total fair value	1,883,929	1,493,959
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(162,673)	(158,875)
Non-US governments debt securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	93,468	250,177
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(335)	(4,355)
Available-for-sale securities with unrealized losses, Total fair value	93,468	250,177
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(335)	(4,355)
Asset-backed securities - Student loans
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	40	40
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses, Total fair value	40	40
Available-for-sale securities with unrealized losses, Total gross unrealized losses	0	0
Residential mortgage-backed securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	15,359	17,127
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(1,709)	(2,073)
Available-for-sale securities with unrealized losses, Total fair value	15,359	17,127
Available-for-sale securities with unrealized losses, Total gross unrealized losses	$ (1,709)	$ (2,073)